Fair Value Measurements - Schedule of Fair Value Measurement Input and Valuation Techniques of Installment Financing Receivables (Detail)	Dec. 31, 2021
Interest rate on finance receivables
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Installment financing receivables, fair value measurement	1.4760
Discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Installment financing receivables, fair value measurement	0.2180
Servicing cost
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Installment financing receivables, fair value measurement	0.0500
Remaining life
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Installment financing receivables, fair value measurement	0.62
Default rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Installment financing receivables, fair value measurement	0.1770
Accrued interest
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Installment financing receivables, fair value measurement	0.0320
Prepayment rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Installment financing receivables, fair value measurement	0.2100